Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 15,985	₩ 40,109	₩ 35,644
Other operating income	56,259	115,763	95,751
Other Operating Expenses:
Research and development	340,864	406,672	416,445
Bad debt for accounts receivable - trade	27,053	31,546	48,625
Loss on disposal of property and equipment and intangible assets	20,465	47,369	41,598
Impairment loss on property and equipment and intangible assets	17,027	3,135	208,833
Other operating expenses	1,528,976	1,431,587	1,658,362
Parent Company [Member]
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	15,985	39,136	34,625
Others	40,274	76,627	61,126
Other operating income	56,259	115,763	95,751
Other Operating Expenses:
Communication	31,881	32,462	34,462
Utilities	401,025	350,678	336,187
Taxes and dues	49,445	33,935	34,577
Repair	435,572	425,606	399,376
Research and development	340,864	347,711	353,198
Training	39,632	31,761	33,384
Bad debt for accounts receivable - trade	27,053	29,402	45,002
Travel	15,684	7,813	7,534
Supplies and other	113,839	101,656	105,333
Loss on disposal of property and equipment and intangible assets	20,465	28,158	25,633
Impairment loss on property and equipment and intangible assets	17,027	3,135	200,705
Donations	13,125	12,800	16,051
Bad debt for accounts receivable - other	3,011	3,995	6,640
Others	20,353	22,475	60,280
Other operating expenses	₩ 1,528,976	₩ 1,431,587	₩ 1,658,362